Inventories (Tables)	12 Months Ended
Sep. 30, 2024
Inventories [Abstract]
Schedule of Inventories	Inventories as of September 30, 2024 and 2023 consisted of the following:
	September 30, 2024	September 30, 2023
Raw materials	$7,817,780	$9,016,981
Work in process	-	-
Finished goods	4,407,672	5,133,030
Goods in transit	583,239	1,714,861
Inventory provision	(1,699,092)	(1,445,947)
Total inventories, net	$11,109,599	$14,418,925

Schedule of Changes of Provision for Inventory	Changes of provision fo inventory for the years ended September 30, 2024 and 2023 are as follows:
	2024	2023
Beginning balance	$1,445,947	$1,099,914
Additional provision	253,145	346,033
Ending balance	$1,699,092	$1,445,947